Long-Term Debt	6 Months Ended
Jun. 30, 2020
Long-Term Debt and Trust Preferred Securities [Abstract]
Disclosure of Long-Term Debt [text block]

Long-term debt

in € m.	Jun 30, 2020	Dec 31, 2019
Senior debt:
Bonds and notes
Fixed rate	73,128	77,243
Floating rate	25,924	23,944
Other	47,644	28,019
Subordinated debt:
Bonds and notes
Fixed rate	4,668	5,517
Floating rate	1,398	1,417
Other	319	333
Total long-term debt	153,080	136,473